Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories
Schedule of inventories
	06.30.2025	06.30.2024
Crops	98,659	72,875
Materials and supplies	76,884	86,885
Sugarcane	1,282	1,410
Agricultural inventories	176,825	161,170
Supplies for hotels	584	948
Total inventories	177,409	162,118